Schedule of Fair Value Assumptions (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Valuation assumptions:
Risk free interest rate		1.64%
Expected volatility		62.00%
Expected term (years)		5 years
Expected dividend		0.00%
Stock Option Granted 2023 [Member]
Valuation assumptions:
Risk free interest rate	4.00%
Expected term (years)	5 years
Expected dividend	0.00%
Expected volatility, minimum	59.00%
Expected volatility, maximum	62.00%